Long-term Debt (Long-term Debt Outstanding by Maturity Date) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt outstanding	$ 13,467	$ 13,581	$ 40,305
Maturing in 2016 [Member]
Debt Instrument [Line Items]
Long-term debt outstanding			$ 26,521
Maturing in 2016 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		0.54%	0.54%
Maturing in 2016 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		1.08%	1.08%
Maturing in 2017 [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		$ 1,016	$ 1,016
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		3.03%	3.03%
Maturing In 2019 [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		$ 10,000	$ 10,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		1.87%	1.87%
Maturing in 2026 [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		$ 2,504	$ 2,703
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		4.80%	4.80%
Maturing in 2027 [Member]
Debt Instrument [Line Items]
Long-term debt outstanding		$ 61	$ 65
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate		6.71%	6.71%